Derivative Instruments (Details 1) - USD ($) $ in Millions	Feb. 28, 2017	Feb. 29, 2016
Designated as hedging instrument [Member] | Foreign currency contracts [Member] | Prepaid expenses and other [Member]
Fair value and location of our derivative instruments on our balance sheets
Foreign currency contracts, Assets	$ 5.2	$ 5.5
Designated as hedging instrument [Member] | Foreign currency contracts [Member] | Other accrued expenses and liabilities [Member]
Fair value and location of our derivative instruments on our balance sheets
Foreign currency contracts, Liabilities	30.4	33.0
Designated as hedging instrument [Member] | Foreign currency contracts [Member] | Other assets [Member]
Fair value and location of our derivative instruments on our balance sheets
Foreign currency contracts, Assets	6.0	1.2
Designated as hedging instrument [Member] | Foreign currency contracts [Member] | Other liabilities [Member]
Fair value and location of our derivative instruments on our balance sheets
Foreign currency contracts, Liabilities	37.4	26.2
Designated as hedging instrument [Member] | Interest rate swap contracts [Member] | Prepaid expenses and other [Member]
Fair value and location of our derivative instruments on our balance sheets
Interest rate swap contracts, Assets	0.3	0.0
Designated as hedging instrument [Member] | Interest rate swap contracts [Member] | Other accrued expenses and liabilities [Member]
Fair value and location of our derivative instruments on our balance sheets
Interest rate swap contracts, Liabilities	0.3	1.5
Designated as hedging instrument [Member] | Interest rate swap contracts [Member] | Other assets [Member]
Fair value and location of our derivative instruments on our balance sheets
Interest rate swap contracts, Assets	4.4	0.3
Designated as hedging instrument [Member] | Interest rate swap contracts [Member] | Other liabilities [Member]
Fair value and location of our derivative instruments on our balance sheets
Interest rate swap contracts, Liabilities	0.0	0.4
Not designated as hedging instrument [Member] | Foreign currency contracts [Member] | Prepaid expenses and other [Member]
Fair value and location of our derivative instruments on our balance sheets
Foreign currency contracts, Assets	2.0	4.8
Not designated as hedging instrument [Member] | Foreign currency contracts [Member] | Other accrued expenses and liabilities [Member]
Fair value and location of our derivative instruments on our balance sheets
Foreign currency contracts, Liabilities	2.6	9.8
Not designated as hedging instrument [Member] | Interest rate swap contracts [Member] | Prepaid expenses and other [Member]
Fair value and location of our derivative instruments on our balance sheets
Interest rate swap contracts, Assets	0.0	0.7
Not designated as hedging instrument [Member] | Interest rate swap contracts [Member] | Other accrued expenses and liabilities [Member]
Fair value and location of our derivative instruments on our balance sheets
Interest rate swap contracts, Liabilities	0.0	5.7
Not designated as hedging instrument [Member] | Commodity derivative contracts [Member] | Prepaid expenses and other [Member]
Fair value and location of our derivative instruments on our balance sheets
Commodity derivative contracts, Assets	4.3	0.6
Not designated as hedging instrument [Member] | Commodity derivative contracts [Member] | Other accrued expenses and liabilities [Member]
Fair value and location of our derivative instruments on our balance sheets
Commodity derivative contracts, Liabilities	6.9	29.3
Not designated as hedging instrument [Member] | Commodity derivative contracts [Member] | Other assets [Member]
Fair value and location of our derivative instruments on our balance sheets
Commodity derivative contracts, Assets	1.5	0.3
Not designated as hedging instrument [Member] | Commodity derivative contracts [Member] | Other liabilities [Member]
Fair value and location of our derivative instruments on our balance sheets
Commodity derivative contracts, Liabilities	$ 4.7	$ 16.8